Share Capital and Share Premium - Schedule of roll forward of number of shares outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	60,760,957	59,194,488	55,395,856
Exercise of stock options (in shares)	986,507	1,478,225	1,137,439
Vesting of RSUs (in shares)	135,842	88,244	79,560
Number of shares outstanding at end of period (in shares)	61,883,306	60,760,957	59,194,488
Global public offering on Nasdaq
Reconciliation of number of shares outstanding [abstract]
New shares issued for private placement, initial public offering, public offering and underwriters' over-allotment option (in shares)			2,244,899
Over-allotment option exercised by underwriters
Reconciliation of number of shares outstanding [abstract]
New shares issued for private placement, initial public offering, public offering and underwriters' over-allotment option (in shares)			336,734